UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08014
Investment Company Act File Number

Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Section 302 Certification

Item 1. Schedule of Investments

Dividend Builder Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 1.5%
General Dynamics Corp.	340,000	$21,964,000

		$21,964,000

Beverages — 5.1%
Diageo PLC	1,000,000	$15,385,071
Foster’s Group, Ltd.	5,000,000	24,461,408
PepsiCo, Inc.	150,000	8,799,000
SABMiller PLC	1,050,000	25,371,107

		$74,016,586

Capital Markets — 2.2%
Goldman Sachs Group, Inc.	140,000	$25,809,000
Northern Trust Corp.	100,000	5,816,000

		$31,625,000

Commercial Banks — 3.3%
PNC Financial Services Group, Inc.	425,000	$20,650,750
Wells Fargo & Co.	961,672	27,099,917

		$47,750,667

Communications Equipment — 2.3%
QUALCOMM, Inc.	550,000	$24,739,000
Telefonaktiebolaget LM Ericsson, Class B	800,000	8,052,703

		$32,791,703

Computers & Peripherals — 4.9%
Apple, Inc.(1)	60,000	$11,122,200
Hewlett-Packard Co.	600,000	28,326,000
International Business Machines Corp.	260,000	31,098,600

		$70,546,800

Consumer Finance — 1.7%
Capital One Financial Corp.	250,000	$8,932,500
Discover Financial Services	1,000,000	16,230,000

		$25,162,500

Diversified Financial Services — 2.1%
Bank of America Corp.	1,850,000	$31,302,000

		$31,302,000

Diversified Telecommunication Services — 9.0%
AT&T, Inc.	991,750	$26,787,168
BCE, Inc.	525,000	12,951,750
France Telecom SA(2)	700,000	18,666,816
Koninklijke KPN NV	1,000,000	16,611,874
Telefonica 02 Czech Republic AS	760,000	18,864,237
Verizon Communications, Inc.	800,000	24,216,000
Windstream Corp.	1,250,000	12,662,500

		$130,760,345

Electric Utilities — 4.1%
American Electric Power Co., Inc.	505,000	$15,649,950
FirstEnergy Corp.	200,000	9,144,000
Fortum Oyj	200,000	5,139,168
Scottish and Southern Energy PLC	1,200,000	22,555,730
Terna Rete Elettrica Nazionale SPA(2)	2,000,000	7,806,747

		$60,295,595

Security	Shares	Value
Electrical Equipment — 1.4%
ABB, Ltd.(1)	1,000,000	$20,108,359

		$20,108,359

Energy Equipment & Services — 3.3%
Diamond Offshore Drilling, Inc.(2)	200,000	$19,104,000
Technip SA	450,000	28,837,249

		$47,941,249

Food & Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	450,000	$22,090,500

		$22,090,500

Food Products — 2.1%
Nestle SA	600,000	$25,614,394
Parmalat SPA	1,857,588	5,145,058

		$30,759,452

Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	225,000	$12,827,250
Boston Scientific Corp.(1)	1,200,000	12,708,000
Covidien, Ltd.	325,000	14,059,500

		$39,594,750

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	400,000	$22,828,000

		$22,828,000

Independent Power Producers & Energy Traders — 2.1%
Constellation Energy Group, Inc.	325,000	$10,520,250
International Power PLC	4,300,000	19,893,212

		$30,413,462

Insurance — 5.5%
AXA SA	400,000	$10,857,955
Lincoln National Corp.	650,600	16,857,046
MetLife, Inc.	320,000	12,182,400
Prudential Financial, Inc.	576,304	28,763,333
Travelers Companies, Inc. (The)	225,000	11,076,750

		$79,737,484

IT Services — 2.2%
MasterCard, Inc., Class A(2)	80,000	$16,172,000
Western Union Co.	800,000	15,136,000

		$31,308,000

Metals & Mining — 2.1%
BHP Billiton, Ltd. ADR(2)	300,000	$19,803,000
Goldcorp, Inc.	250,000	10,092,500

		$29,895,500

Multi-Utilities — 4.9%
Centrica PLC	2,500,000	$10,069,136
CMS Energy Corp.(2)	1,700,000	22,780,000
GDF Suez (2)	200,000	8,904,511
National Grid PLC	490,000	4,742,101
PG&E Corp.	600,000	24,294,000

		$70,789,748

Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	300,000	$18,819,000
Apache Corp.	180,000	16,529,400
Chevron Corp.	240,000	16,903,200
ENI SpA(2)	350,000	8,746,080
Occidental Petroleum Corp.	269,000	21,089,600

Security	Shares	Value
Petroleo Brasileiro SA ADR	225,000	$10,327,500
Southwestern Energy Co.(1)	100,000	4,268,000
Total SA ADR	300,000	17,778,000

		$114,460,780

Personal Products — 0.6%
Avon Products, Inc.	250,000	$8,490,000

		$8,490,000

Pharmaceuticals — 10.9%
Abbott Laboratories	300,000	$14,841,000
AstraZeneca PLC	275,000	12,332,858
Bristol-Myers Squibb Co.	1,000,000	22,520,000
Novartis AG ADR	240,000	12,091,200
Pfizer, Inc.	1,000,000	16,550,000
Roche Holding AG	45,000	7,275,989
Sanofi-Aventis SA	250,000	18,436,343
Teva Pharmaceutical Industries, Ltd. ADR	625,000	31,600,000
Wyeth	465,000	22,589,700

		$158,237,090

Real Estate Investment Trusts (REITs) — 1.9%
Annaly Capital Management, Inc.	1,500,000	$27,210,000

		$27,210,000

Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	500,000	$13,790,000
Intel Corp.	1,200,000	23,484,000
Maxim Integrated Products, Inc.	850,000	15,419,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,607,998	17,623,662

		$70,316,662

Software — 0.5%
Oracle Corp.	350,000	$7,294,000

		$7,294,000

Specialty Retail — 3.7%
Best Buy Co., Inc.(2)	275,000	$10,318,000
Buckle, Inc. (The)	450,000	15,363,000
Gap, Inc. (The)	700,000	14,980,000
Home Depot, Inc.	500,000	13,320,000

		$53,981,000

Wireless Telecommunication Services — 3.3%
America Movil SAB de CV ADR	225,000	$9,861,750
Philippine Long Distance Telephone Co. ADR	150,000	7,710,000
Vodafone Group PLC ADR(2)	1,375,000	30,937,500

		$48,509,250

Total Common Stocks (identified cost $1,201,547,691)		$1,440,180,482

Short-Term Investments — 7.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$21,136	$21,135,525
Eaton Vance Cash Collateral Fund, LLC, 0.44%(3)(4)	91,858	91,857,523

		$112,993,048

Total Short-Term Investments (identified cost $112,993,048)		$112,993,048

Total Investments — 107.0 (identified cost $1,314,540,739)		$1,553,173,530

Other Assets, Less Liabilities — (7.0)%		$(101,415,833)

Net Assets — 100.0%		$1,451,757,697

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at September 30, 2009.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 were $852,185 and $23,405, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of September 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2009, the Portfolio loaned securities having a market value of $88,371,755 and received $91,857,523 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	73.0%	$1,059,198,626
United Kingdom	7.6	110,349,215
France	5.9	85,702,874
Switzerland	3.7	52,998,742
Australia	1.7	24,461,408
Canada	1.6	23,044,250
Italy	1.5	21,697,885
Czech Republic	1.3	18,864,237
Netherlands	1.1	16,611,874
Ireland	1.0	14,059,500
Sweden	0.5	8,052,703
Finland	0.3	5,139,168

Long-Term Investments	99.2%	$1,440,180,482
Short-Term Investments		$112,993,048

Total Investments		$1,553,173,530

The Portfolio did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,314,891,430

Gross unrealized appreciation	$244,000,277
Gross unrealized depreciation	(5,718,177)

Net unrealized appreciation	$238,282,100

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$76,809,000	$—		$—	$76,809,000
Consumer Staples	39,379,500	95,977,038		—	135,356,538
Energy	124,818,700	37,583,329		—	162,402,029
Financials	231,929,696	10,857,955		—	242,787,651
Health Care	159,786,650	38,045,190		—	197,831,840
Industrials	21,964,000	20,108,359		—	42,072,359
Information Technology	204,204,462	8,052,703		—	212,257,165
Materials	29,895,500	—		—	29,895,500
Telecommunication Services	125,126,668	54,142,927		—	179,269,595
Utilities	82,388,200	79,110,605		—	161,498,805

Total Common Stocks	$1,096,302,376	$343,878,106	*	$—	$1,440,180,482

Short-Term Investments	112,993,048	—		—	112,993,048

Total Investments	$1,209,295,424	$343,878,106		$—	$1,553,173,530

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009